PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consist of the following as of December 31, 2021 and 2020 (in thousands):

	2021	2020
Machinery and equipment	$2,868	$2,217
Furniture and fixtures	90	90
Leasehold improvements	746	677
Construction in process	2,517	—
Total property and equipment	6,221	2,984
Less accumulated depreciation	(1,720)	(1,148)
Total property and equipment, net	$4,501	$1,836
Depreciation expense was $572 thousand and $436 thousand for the years ended December 31, 2021 and 2020, respectively.